PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
PROPERTY AND EQUIPMENT, NET
Schedule of components of property and equipment, net

	December 31,
	2011	2012
Film projection equipment	14,326,138	24,841,457
Furniture and office equipment	1,153,175	1,668,538
Transportation equipment	670,068	761,874
Leasehold improvements	26,015,895	41,664,495

	42,165,276	68,936,364
Less: accumulated depreciation	(5,113,981)	(8,766,890)

	37,051,295	60,169,474
Construction in progress	3,157,152	39,135

Property and equipment, net	40,208,447	60,208,609